Stock Award Plans (Tables)	12 Months Ended
Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option activity
A summary of stock option activity under the Plan as of 2015 and changes during the year are as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2014	1,249,009	$21.11	4	$1,859
Granted	—	—
Exercised	(128,394)	16.12
Forfeited	(93,241)	22.18
Outstanding at September 30, 2015	1,027,374	$21.64	3	$1,867
Exercisable at September 30, 2015	958,087	$21.99	2	$1,459

Schedule of miscellaneous information related to stock options
Miscellaneous information related to stock options is presented below:

	2015	2014	2013
	(In thousands, except fair value of options granted)
Compensation cost for stock options	$232	$324	$473
Weighted avg. grant date FV	2.96	2.95	3.24
Total intrinsic value of options exercised	831	1,136	781
Grant date FV of options exercised	368	1,962	791
Cash received from option exercises	2,069	10,142	4,261
Tax benefit realized for option exercises	—	159	53

Summary of nonvested activity
A summary of the Company's non-vested stock options is as follows:

	2015		2014		2013
Non-vested Stock Options	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	145,795	$3.87	287,750	$3.44	614,272	$3.20
Granted	—	—	—	—	—	—
Vested	(61,018)	3.88	(119,520)	2.88	(283,407)	2.95
Forfeited	(15,490)	3.90	(22,435)	3.63	(43,115)	3.25
Outstanding at end of period	69,287	$3.85	145,795	$3.87	287,750	$3.44

Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of nonvested activity
The following table summarizes information about nonvested restricted share activity for the years ended September 30:

	2015		2014		2013
Non-vested Restricted Stock	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value
Outstanding at beginning of period	515,845	$14.10	480,904	$11.52	371,096	$11.88
Granted	301,750	14.26	300,500	$15.43	270,750	11.67
Vested	(223,043)	13.24	(202,014)	11.68	(134,792)	11.87
Forfeited	(73,250)	10.72	(63,545)	8.50	(26,150)	16.45
Outstanding at end of period	521,302	$15.03	515,845	$14.10	480,904	$11.52